Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 78,570,000
Total Fee Amount	10,850.52
Total Offset Amount	0
Net Fee	$ 10,850.52
Offset Table N/A	N/A